INVESTMENTS IN AN ASSOCIATE	12 Months Ended
Jun. 30, 2026
Investments In Associate
INVESTMENTS IN AN ASSOCIATE

9.	INVESTMENTS IN AN ASSOCIATE

Investments in an associate consist of the following:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
SBI Music Circus Co.	16,902	22,490	138

SBI Music Circus Co. (formerly known as Music Circus Co.) was incorporated on August 8, 2022 by the Company under the law of Japan. On April 11, 2024, the Company transferred 60% shares of SBI Music Circus Co. to a third party at a consideration of JPY100 million. The net asset value of SBI Music Circus Co. at the date of disposal was JPY10 million. After the disposal, SBI Music Circus Co. is recorded as investments in an associate. A gain on disposal of JPY94 million was recorded in the consolidated statements of profit or loss and comprehensive income for the year ended June 30, 2024. As of June 30, 2025, the Company holds 40% interest in SBI Music Circus Co..

On September 10, 2025, the Company entered into an agreement to transfer 200 shares of SBI Music Circus Co., representing 20% of shares held by the Company, to a third party at a consideration of JPY400 million. A gain on disposal of JPY386 million was recorded in the consolidated statements of profit or loss and comprehensive income for the year ended June 30, 2026. As of June 30, 2026, the Company holds 20% share of SBI Music Circus Co..

The following table presents the carrying amounts of investment in SBI Music Circus Co.:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
At the beginning of the year	2,939	16,902	104
Disposal	—	(14,483)	(89)
Share of profit	13,963	20,071	123
At the end of the year	16,902	22,490	138

Financial information in respect of SBI Music Circus Co. as of June 30, 2025 and 2026 and for the years ended June 30, 2024, 2025 and 2026 is as follows:

	For the years ended June 30,
	2024	2025	2026	2026
	JPY’000	JPY’000	JPY’000	US$’000
Revenue	—	358,405	558,588	3,435
(Loss) profit for the year	(2,653)	34,909	70,196	432

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Current assets and total assets	99,282	315,002	1,937
Current liabilities and total liabilities	57,026	186,385	1,146
Total equity	42,256	128,617	791

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS